Effects on initial application of IFRS 16 - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018
Statement [line items]
Right-of-use asset	$ 687,068	$ 859,069	$ 30,594
Lease liability	692,951	$ 870,495
Rent Expense	$ 28,126
Bottom of range [member]
Statement [line items]
Incremental borrowing interest rate				1.7895%	1.7895%
Top of range [member]
Statement [line items]
Incremental borrowing interest rate				3.9474%	3.9474%
Effects of adopting new standards [member]
Statement [line items]
Right-of-use asset				$ 898,387
Lease liability				884,275
Lease assets				31,904
Lease obligations payable				$ 17,792